Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Schedule of Key's and KeyBank's Actual Capital Amounts and Ratios, Minimum Capital Amounts and Ratios
At December 31, 2025, Key and KeyBank (consolidated) had regulatory capital in excess of all current minimum risk-based capital (including all adjustments for market risk) and leverage ratio requirements as shown in the following table.

	Actual		Regulatory Minimum	Regulatory Minimum with Stress Capital Buffer	Well Capitalized
Dollars in millions	Amount	Ratio	Ratio	Ratio	Ratio
December 31, 2025
Total risk-based capital
Key	$22,910	15.70%	8.00%	11.20%	N/A
KeyBank (consolidated)	21,198	14.71	8.00	11.20	10.00%
Common equity Tier 1 risk-based capital
Key	$17,195	11.78%	4.50%	7.70%	N/A
KeyBank (consolidated)	18,376	12.75	4.50	7.70	6.50%
Tier 1 risk-based capital
Key	$19,641	13.46%	6.00%	9.20%	N/A
KeyBank (consolidated)	18,376	12.75	6.00	9.20	8.00%
Leverage
Key	$19,641	10.50%	4.00%	4.00%	N/A
KeyBank (consolidated)	18,376	9.96	4.00	4.00	5.00%
December 31, 2024
Total risk-based capital
Key	$22,336	16.15%	8.00%	11.10%	N/A
KeyBank (consolidated)	20,518	15.12	8.00	11.10	10.00%
Common equity Tier 1 risk-based capital
Key	$16,489	11.92%	4.50%	7.60%	N/A
KeyBank (consolidated)	17,560	12.94	4.50	7.60	6.50
Tier 1 risk-based capital
Key	$18,934	13.69%	6.00%	9.10%	N/A
KeyBank (consolidated)	17,560	12.94	6.00	9.10	8.00%
Leverage
Key	$18,934	10.03%	4.00%	4.00%	N/A
KeyBank (consolidated)	17,560	9.42	4.00	4.00	5.00%